Retirement Plans And Postretirement Benefits (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	$ 147,600	$ 158,600
Defined Benefit Plan, Plan Assets, Amount	$ 115,199	123,463
Employee basic contribution percent	5.00%
Employee supplemental contribution percent	45.00%
Pension and other postretirement benefit contributions	$ 1,300	1,600	$ 2,500
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	5,579	6,673
Defined Benefit Plan, Plan Assets, Amount	99,845	109,845	100,905
U.S. [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	532	790
Defined Benefit Plan, Plan Assets, Amount	0	0	0
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	726	658
Defined Benefit Plan, Plan Assets, Amount	15,354	13,618	11,871
Foreign [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	926	856
Defined Benefit Plan, Plan Assets, Amount	$ 0	$ 0	$ 0